Net finance expense (Tables)	12 Months Ended
Dec. 31, 2025
Net finance expense/(income)
Schedule of net finance expense/ (income)

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Senior Facilities interest expense*	158	140	132
Net pension interest cost (note 21)	5	5	5
Lease interest cost	23	25	24
Foreign currency translation loss	6	—	6
Loss/(gain) on derivative financial instruments	6	(5)	2
Other net finance expense	28	40	36
Net finance expense before exceptional items	226	205	205
Exceptional net finance expense/(income) (note 5)	14	(13)	(58)
Net finance expense	240	192	147

*Includes interest related to Senior Secured Green Notes, Senior Green Notes and, up to the date of repayment, the Senior Secured Term Loan.